Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (80.5)	$ (12.1)	$ (55.3)	$ 122.7	$ (555.6)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	87.4	88.2	119.6	118.7	144.3
Long-lived asset impairment charges	58.0	0	34.8		248.8
Gain on receipt of property, plant and equipment			0	(31.7)	0
Stock-based compensation	7.3	10.6	13.9	13.0	20.5
(Benefit) provision for deferred taxes	(31.9)	11.2	11.1	(14.2)	15.1
Other	(2.5)	(10.3)	(15.6)	(6.4)	(11.0)
Changes in assets and liabilities:
Accounts receivable	(6.7)	12.3	29.6	(3.6)	58.2
Inventories	(7.5)	(3.2)	(1.4)	34.0	(42.9)
Amounts due from affiliates	(12.8)	(44.1)	(80.3)	(71.6)
Amounts due to affiliates	(45.5)	61.5	100.8	41.3	8.2
Prepaid and other current assets	(5.6)	(18.4)	(2.4)	20.1	3.7
Accounts payable and accrued liabilities	12.4	1.4	(18.6)	(28.9)	(12.4)
Pension and post-employment liabilities	(4.2)	(3.5)	(2.1)	1.8	10.6
Restructuring liabilities	(23.7)	(60.8)	(67.9)	(146.5)	280.5
Other	(3.4)	0.7	(5.8)	(2.6)	3.8
Net cash (used in) provided by operating activities	(59.2)	33.5	60.4	46.1	171.8
Cash flows from investing activities:
Capital expenditures	(71.3)	(83.4)	(101.0)	(95.2)	(187.1)
Notes receivable from affiliates	3.0	(15.9)
Notes receivable from affiliates			(12.7)	(46.7)	(110.0)
Other	(2.9)	0		(3.6)
Net cash used in investing activities	(71.2)	(99.3)	(113.7)	(145.5)	(297.1)
Cash flows from financing activities:
Principal payments on long-term debt	(11.1)	(1.4)	(2.9)	(3.6)	(3.7)
Proceeds from long-term debt borrowings	210.0
Deferred financing costs and original issuance discount	(11.9)
Net parent investment	(179.4)	14.6	4.0	154.6	(50.6)
Proceeds from issuance of ordinary shares	186.3
Borrowings from affiliates				2.1	1.6
Proceeds from noncontrolling interests	0	4.5
Payments to noncontrolling interests					(0.6)
Net cash provided by (used in) financing activities	193.9	17.7	1.1	153.1	(53.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	(10.4)	(10.2)	(0.8)	3.0
Net (decrease) increase in cash and cash equivalents	62.3	(58.5)	(62.4)	52.9	(175.6)
Cash and cash equivalents at beginning of period	40.8	103.2	103.2	50.3	225.9
Cash and cash equivalents at end of period	103.1	44.7	40.8	103.2	50.3
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	4.1	0.8	0.8	2.8	3.6
Income taxes paid, net	17.2	18.8	21.6	24.6	11.3
Supplemental schedule of non-cash investing and financing activities:
Accounts payable (relieved) incurred for acquisition of fixed assets	$ (4.7)	$ (16.5)	$ (6.3)	$ 3.4	$ (14.3)